The Hartford Quality Bond Fund

Summary Prospectus

The Hartford Mutual Funds

November 30, 2012, as last amended November 5, 2013

Class	Ticker
A	HQBAX
C	HQBCX
I	HQBIX
R3	HQBRX
R4	HQBSX
R5	HQBTX
Y	HQBYX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s prospectus and other information about the Fund, including the Fund’s daily net asset value, online at www.hartfordfunds.com/prospectuses.html.  You can also get this information at no cost by calling 1-888-843-7824 or by sending an e-mail request to orders@mysummaryprospectus.com. The Fund’s prospectus dated November 30, 2012, as supplemented, and statement of additional information dated November 30, 2012, as supplemented, are incorporated into this summary prospectus by reference.  The Fund’s statement of additional information may be obtained, free of charge, in the same manner as the Fund’s prospectus.

Investment Objective:

The Fund seeks to maximize total return while providing a high level of current income consistent with prudent investment risk.

YOUR EXPENSES.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 27 of the Fund’s prospectus and the “Purchase and Redemption of Shares” section beginning on page 55 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

Share Classes	A	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	1.00%	None	None	None	None	None
Exchange fees	None	None	None	None	None	None	None

Annual Fund Operating Expenses(2)

(expenses that you pay each year as a percentage of the value of your investment)

Share Classes	A	C	I	R3	R4	R5	Y
Management fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	1.00%	None	0.50%	0.25%	None	None
Other expenses	0.25%	0.25%	0.25%	0.30%	0.25%	0.20%	0.10%
Total annual fund operating expenses	1.00%	1.75%	0.75%	1.30%	1.00%	0.70%	0.60%
Fee waiver and/or expense reimbursement(3)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	0.90%	1.65%	0.65%	1.20%	0.90%	0.60%	0.55%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Fees and expenses are estimated for the current fiscal year.

(3)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to waive 0.05% of its management fee and to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.90% (Class A), 1.65% (Class C),  0.65% (Class I), 1.20% (Class R3), 0.90% (Class R4), 0.60% (Class R5) and 0.55% (Class Y).  These contractual arrangements will remain in effect until February 28, 2014.  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  This arrangement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Class	Year 1	Year 3
A	$538	$745
C	$268	$541
I	$66	$230
R3	$122	$402
R4	$92	$308
R5	$61	$214
Y	$56	$187

You would pay the following expenses if you did not redeem your shares:

Class	Year 1	Year 3
A	$538	$745
C	$168	$541
I	$66	$230
R3	$122	$402
R4	$92	$308
R5	$61	$214
Y	$56	$187

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  Because the Fund has been in operation for less than one full calendar year, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.

PRINCIPAL INVESTMENT STRATEGY.  The Fund seeks to achieve its investment objective by investing in securities that Wellington Management Company, LLP (“Wellington Management”) considers to be attractive from a total return perspective while providing current income.  The Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in investment grade, fixed-income securities.  Investment grade securities are securities that are rated investment grade by a nationally recognized statistical rating organization (“NRSRO”), or are considered by Wellington Management to be of equivalent credit quality.  The Fund generally invests a significant portion of its assets in mortgage-related securities such as agency and non-agency mortgage-backed securities and related securities such as collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities although the amount the Fund invests in such securities may change significantly from time to time based on current market conditions.    The Fund is permitted to invest without limitation in mortgage-backed securities issued by U.S. Government agencies, including the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).  The Fund may invest up to 30% of its assets in credit sectors, including but not limited to non-agency residential and commercial mortgage-backed securities, asset backed securities, corporate bonds and covered bonds.  The Fund may invest in both U.S. Treasury obligations and in obligations of U.S. Government agencies or instrumentalities.  The Fund may use reverse repurchase transactions and dollar rolls.  The Fund may use derivative instruments, including futures contracts, options, and swaps, to enhance returns, manage portfolio risk or for other investment purposes.  The Fund may trade securities actively and may invest in debt securities of any maturity. The Fund normally maintains a dollar weighted average duration of between 1 and 7 years.  Duration is a measure of the sensitivity of a fixed income security’s price to changes in interest rates.  The Fund’s average duration measure incorporates a bond’s yield, coupon, final maturity, and the effect of derivatives, such as interest rate swaps and futures that may be used to manage the Fund’s interest rate risk.  The use of derivatives, such as interest rate swaps and futures, may have the effect of shortening or lengthening the duration of a fixed income portfolio.

MAIN RISKS.  The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.  Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Real Estate Related Securities Risks – In addition to general market risk, the main risk of real estate related securities is that the value of the underlying real estate may go down.  Many factors may affect real estate values.  These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate.  The availability of mortgages and changes in interest rates may also affect real estate values.  The real estate industry is particularly sensitive to economic downturns.  If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Active Trading Risk - Active trading could increase the Fund’s transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

Reverse Repurchase Agreements Risk - Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.  Reverse repurchase agreements carry the risk that the market value of the securities that the fund is obligated to repurchase may decline below the repurchase price.  The Fund could also lose money if it is unable to recover the securities and the value of the collateral held by the fund is less than the value of securities.  Reverse repurchase agreements are a type of borrowing that may increase the possibility of fluctuation in the Fund’s net asset value.

Dollar Rolls Risk - The Fund may enter into dollar rolls in which the Fund will buy securities for delivery in the current month and simultaneously contract to resell substantially similar (the same type and coupon) securities on a specified future date to the same party. Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage. The Fund will engage in dollar rolls to seek to enhance return and not for the purpose of borrowing.

The Fund is subject to certain other risks, which are described in the Fund’s prospectus.

PAST PERFORMANCE.  Because the Fund has been in operation for less than one full calendar year, no performance history has been provided.

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC (“HFMC”).  The Fund’s sub-adviser is Wellington Management.

Portfolio Manager	Title	Involved with Fund Since
Michael F. Garrett	Senior Vice President and Fixed Income Portfolio Manager	2012

PURCHASE AND SALE OF FUND SHARES.  Not all share classes are available for all investors.  Minimum investment amounts may be waived for certain accounts.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment

Class A Class C Class I	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50 Class I shares are offered primarily through advisory fee-based wrap programs	$50

Class R3 Class R4 Class R5	No minimum initial investment Offered primarily to employer-sponsored retirement plans	None

Class Y	$250,000 Offered primarily to certain institutional investors and certain employer-sponsored retirement plans	None

For more information, please see the “How To Buy And Sell Shares” section of the Fund’s prospectus.

You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday.  You may sell your shares on the web at www.hartfordfunds.com, by phone by calling 1-888-843-7824, by electronic funds transfer, or by wire.  In certain circumstances you will need to write to The Hartford Mutual Funds, P.O. Box 64387, St. Paul, MN 55164-0387 to request to sell your shares.  For overnight mail, please send the request to The Hartford Mutual Funds, 500 Bielenberg Drive, Suite 500, Woodbury, MN 55125-4459.

TAX INFORMATION.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

MFSUM-QB_110513

November 30, 2012, as last amended November 5, 2013